SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and principles of consolidation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The consolidated financial statements include the financial statements of the Group and its subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

Non-controlling interests

Non-controlling interests are presented as a separate component of equity on the consolidated balance sheet. Net loss and other comprehensive loss are attributed to controlling and non-controlling interests, respectively.

Going concern and liquidity

For the years ended December 31, 2025, 2024 and 2023, the Group reported a net loss of approximately $53.9 million, $41.0 million and $53.6 million, respectively, and operating cash outflows approximately $2.6 million, $3.0 million and $2.1 million. In assessing the Group’s ability to continue as a going concern, the Group monitors and analyzes its cash and its ability to generate sufficient cash flows in the future to support its operating and capital expenditure commitments.

As of December 31, 2025, the Group had cash of approximately $0.9 million. On the other hand, the Group had current liabilities of approximately $9.0 million. Among the balance of current liabilities, the balance due to related parties of $0.2 million and other payables of $4.4 million are payable on demand and may be extended. In addition, two major shareholders of the Group have agreed to provide necessary financial support in the form of debt and/or equity to the Group to enable the Group to meet its other liabilities and commitments as they become due for at least twelve months from the issuance date of this consolidated financial statements.

The management believes that the Group will continue as a going concern in the following 12 months from the date the Group’s 2025 consolidated financial statements are issued. The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

Business combinations

Business combinations are recorded using the acquisition method of accounting. The Group uses a screen to evaluate whether a transaction should be accounted for as an acquisition and/or disposal of a business versus assets. In order for a purchase to be considered an acquisition of a business, and receive business combination accounting treatment, the set of transferred assets and activities must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create outputs. If substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets, then the set of transferred assets and activities is not a business.

The purchase price of business acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and noncontrolling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Where the consideration in an acquisition includes contingent consideration and the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and the reported amounts of revenues and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but are not limited to, warrant liabilities, the valuation of prepaid expenses and other current assets, deferred tax valuation allowance, impairment assessment on goodwill and intangible assets, the valuation of preferred shares, the purchase price allocation associated with business combinations.

Fair value measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

●	Level 1 — inputs are based upon unadjusted quoted prices for identical assets or liabilities traded in active markets.
●	Level 2 — inputs are based upon quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3 — inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

Assets measured at fair value on a recurring basis

Management of the Group considers the carrying amount of cash and cash equivalents, accounts receivable, other receivables, short-term bank loans, accounts payable, amounts due to related parties, other payables and income tax payable based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature. Warrants were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy (Note 14). There have been no transfers between Level 1, Level 2, or Level 3 categories during the years ended December 31, 2025, 2024 and 2023.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Assets measured at fair value on a nonrecurring basis

The Group measures its property and equipment, and intangible assets at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The Group measures the purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates.

Goodwill is evaluated for impairment annually or more frequently if events or conditions indicate the carrying value of a reporting unit may be greater than its fair value. Impairment testing compares the carrying amount of the reporting unit with its fair value.

For the year ended December 31, 2025, the Group recognized intangible assets arising from business combination with Zhejiang Ordinary Smile at fair value of $11,010.

For the year ended December 31, 2025, the Group derecognized the intangible assets arising from acquisition of Morning Star with corresponding account charged to “general and administrative expenses”, as the Group expected that the Group would not generate revenue and cash inflows from the use of the intangible assets.

For the year ended December 31, 2024, the Group derecognized the goodwill arising from acquisition of Morning Star with corresponding account charged to “(loss) gain on disposal of subsidiaries”, as the Group transferred its equity interest in the subsidiary.

For the year ended December 31, 2023, the Group performed impairment tests for goodwill caused by the acquisition of a subsidiary using the discounted cash flow method. The fair value of goodwill is a Level 3 valuation based on certain unobservable inputs including projected cash flows, terminal growth rate of 2.9%, and discount rate of 23% that would be utilized by market participants in valuing these assets or prices of similar assets. For the year ended December 31, 2023, no impairment was provided against goodwill.

Warrant

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Group’s own ordinary shares, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter with changes in fair value recognized in the statements of operations in the period of change.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and cash in banks. The Group considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Prepayment for vehicle purchase and other assets

Prepayment for vehicle purchase, other current assets and other non-current assets consist of prepayment to the dealership operators for purchase of vehicles, advances to suppliers, deductible input VAT, and other receivables. The Group reviews suppliers credit history and background information before advancing a payment. The Group maintains an allowance for doubtful accounts based on a variety of factors, including but not limited to the aging of prepayments, concentrations, credit-worthiness, historical and current economic trends and changes in delivery patterns. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Group would provide allowance for such amount in the period when it is considered impaired. For the years ended December 31, 2025, 2024 and 2023, the Group recorded impairment loss of $392, $nil and $23,262 against prepayment for vehicle purchase and other current assets.

Inventory

Inventory was comprised of the purchased new automobiles. Inventory is stated at the lower of cost or net realizable value. Inventory cost is determined by specific identification. Net realizable value is the estimated selling price less costs to complete, dispose and transport the vehicles. Selling prices are derived from historical data and trends, such as sales price and inventories turnover times of similar vehicles, as well as independent, market resources. Each reporting period the Group recognizes any necessary adjustments to reduce the cost of vehicle inventories to its net realizable value through cost of sales in the accompanying consolidated statements of operations.

Vehicle inventories are considered slow moving if they have not been sold within a one - year period since procurement. In estimating the level of inventories write-downs for slow moving vehicles, the Group considers historical data and forecasted customer demand, such as sales price and inventories turnover of similar vehicles with similar mileage and condition, as well as independent, market information. This valuation process requires management to make judgments, based on currently available information, and assumptions about future demand and market conditions, which are inherently uncertain. To the extent that there are significant changes to estimated vehicle selling prices or decreases in demand for used vehicles, there could be significant adjustments to reflect inventories at net realizable value. There were no write-downs of inventories recorded for the years ended December 31,2025, 2024 and 2023.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if any. The depreciation is recognized on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in consolidated statements of operations and comprehensive loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Computer equipment and application software	2 - 3 Years
Furniture and vehicles	5 Years

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Intangible assets, net

Intangible asset is stated at cost less accumulated amortization and impairment if any. Intangible asset is amortized in a method which reflects the pattern in which the economic benefits of the intangible asset are expected to be consumed or otherwise used up. When assets are retired or disposed of, the cost and accumulated amortization are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Software	10 Years
Trademark	10 Years
Customer relationship	10 Years
Technology	4.3 Years - 6.3 Years

In accordance with ASC Topic 360, the Group reviews intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. Software and domain name are used for the business of Haitaoche and no impairment indicators were noted. The trademark recognized from the Reverse Acquisition were initial recognized using Relief-From-Royalty (“RFR”) method. The trademark was tested for impairment due to identification of impairment indicator. Technology is recognized on acquisition of Morning Star in August 2023 and was tested for impairment due to identification of impairment indicator.

The amount of impairment is measured as the difference between the asset’s estimated fair value and its carrying amount. For the year ended December 31, 2025, the Company provided full impairment of $8,641 against technology and $8,305 against trademarks, respectively, as the Group expected that it would not generate cash flow from the use of the technology. The Group did not record any impairment charge for the years ended December 31, 2024 and 2023.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business combinations.

The Group assesses goodwill for impairment on annual basis as of December 31 or if indicator noted for goodwill impairment. In accordance with ASU 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment (“ASU 2017-04”) issued by the Financial Accounting Standards Board (“FASB”) guidance on testing of goodwill for impairment, the Group will first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the quantitative impairment test. If this is the case, the quantitative goodwill impairment test is required. If it is more likely-than-not that the fair value of a reporting unit is greater than its carrying amount, the quantitative goodwill impairment test is not required. Quantitative goodwill impairment test is used to identify both the existence of impairment and the amount of impairment loss, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired. If the fair value of the reporting unit is less than its carrying amount, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

During the year ended December 31, 2023, the Group recognized goodwill of $38,201 arising from business combination of Morning Star (Note 4). The goodwill was derecognized in the year of 2024 when the Group transferred equity interest in Morning Star. As of December 31, 2024, the Group had no goodwill. For the year ended December 31, 2025, the Company recognized goodwill arising from acquisition of Zhejiang Ordinary Smile (Note 5) and recognized goodwill of $21,237 and did not recognize impairment against goodwill.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Long-term investment

As of December 31, 2025 and 2024, long-term investments represent the Group’s investment in one equity method investee over which the Group has significant influence. In accordance with ASC 323, Investments - Equity Method and Joint Ventures, the Group accounts for the investment in privately held companies using equity method, because the Group has significant influence but does not own a majority equity interest or otherwise control over the equity investees.

Under the equity method, the Group initially records its investment at cost and prospectively recognizes its proportionate share of each equity investee’s net income or loss into its consolidated statements of operations. When the Group’s share of losses in the equity investee equals or exceeds its interest in the equity investee, the Group does not recognize further losses, unless the Group has incurred obligations or made payments or guarantees on behalf of the equity investee.

The Group continually reviews its investment in the equity investee to determine whether a decline in fair value below the carrying value is other-than-temporary. The primary factors the Group considers in its determination include the financial condition, operating performance and the prospects of the equity investee; other company specific information such as recent financing rounds; the geographic region, market and industry in which the equity investee operates; and the length of time that the fair value of the investment is below its carrying value. If the decline in fair value is deemed to be other-than-temporary, the carrying value of the equity investee is written down to fair value.

Impairment of long-lived assets

In accordance with ASC Topic 360, the Group reviews long-lived assets or asset group for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets or asset group may not be fully recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Group first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Any impairment write-downs would be treated as permanent reductions in the carrying amounts of the assets and a charge to operations would be recognized. Management has performed a review of all long-lived assets and recorded impairment of $16,946 against intangible assets against intangible assets for the year ended December 31, 2025. The Company did not record impairment loss against other non-current assets for the years ended December 31, 2024 and 2023.

Operating lease right-of -use assets

The Group leases premises for offices under non-cancellable operating leases.

The lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term. The right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received. As the rate implicit in the lease cannot be readily determined, the Group’s incremental borrowing rate at the lease commencement date is used in determining the imputed interest and present value of lease payments. The incremental borrowing rate was determined using a portfolio approach based on the rate of interest that the Group would have to borrow an amount equal to the lease payments on a collateralized basis over a similar term. The Group recognizes the single lease cost on a straight-line basis over the remaining lease term for operating leases.

The Group has elected not to recognize right-of-use assets or lease liabilities for leases with an initial term of 12 months or less; expenses for these leases are recognized on a straight-line basis over the lease term.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Convertible notes

The Group accounts for its convertible notes under ASC 470 Debt, using the effective interest method, as a single debt instrument, from the issuance date to the maturity date. Interest expenses are recognized in the consolidated statement of operation in the period in which they are incurred. If the convertible notes are converted into equity, the Group must extinguish the related debt liability. The Group should recognize any difference between the carrying amount of the liability and the fair value of the equity instruments issued as a gain or loss in the income statement.

Value added tax

Value-added tax (“VAT”) is reported as a deduction to revenue when incurred. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in accrued expense and other current liabilities on the consolidated balance sheets.

The Group viewed itself as a service provider for VAT purpose, and therefore is only subject to value-added tax on the difference between the original purchase price and the retail price of the used cars.

The Group reports revenue net of PRC’s VAT for all the periods presented in the consolidated statements of operations.

Revenue recognition

The Group accounts for revenue using Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The following five steps are applied to achieve core principle of ASC 606:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the Group satisfies a performance obligation

For the year ended December 31, 2025, the Group generated revenue from provision of consulting services relating to manufacture of automobiles. The Company identified one performance obligation and fixed transaction price in contracts with customers. The Company recognized service fee at a point in time upon completion of services.

For the year ended December 31, 2023, the Group primarily sells automobiles to car dealers and individual customers through signing written sales contracts. The Group presents the revenue generated from its sales of automobiles on a gross basis as the Group is a principal based on the fact that the Group is primarily responsible for fulling the promise to deliver the specified used cars or new cars to the customers, the Group also has pricing discretion and obtains substantially all of the remaining benefits from the sale goods. Revenue is recognized at a point in time upon delivery, which usually coincide with the timing of the customer acceptance.

The following table identifies the disaggregation of the revenue for the years ended December 31, 2025, 2024 and 2023, respectively:

	For the years ended December 31,
	2025	2024	2023
Used-car sales	$—	$—	$1,420
New-car wholesales	—	—	30,048
Technical services	129	—	67
Total revenues	$129	$—	$31,535

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Income taxes

The Group accounts for income taxes using the asset/liability method prescribed by ASC 740 Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100 ($14). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

As of December 31, 2025 and 2024, the Group did not have any significant unrecognized uncertain tax positions and the Group does not believe that its unrecognized tax benefits will change over the next twelve months. In addition, the Group did not have any interest or penalties associated with uncertain tax position for the years ended December 31, 2025, 2024 and 2023.

Foreign currency translation

The reporting currency of the Group is the U.S. dollar (“USD” or “$”). The functional currency of subsidiaries located in China is the Chinese Renminbi (“RMB”), the functional currency of subsidiaries located in Hong Kong is the Hong Kong dollars (“HK dollar” or “HK$”). For the entities whose functional currency is the RMB and HK$, result of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the unified exchange rate at the end of the period, and equity is translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of comprehensive loss.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Both exchanges rates were published by the Federal Reserve Board. Any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are shown as foreign currency exchange (loss) gains in the consolidated statements of operations and comprehensive loss as incurred.

The consolidated balance sheets amount, with the exception of equity, on December 31, 2025 and December 31, 2024 were translated at RMB6.9931 to $1.00 and at RMB7.2993 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to consolidated statements of operations and cash flows for the years ended December 31, 2025, 2024 and 2023 were RMB7.1875 to $1.00, RMB7.1957 to $1.00, and RMB7.0802 to $1.00, respectively.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Share-based compensation

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of estimated forfeitures using the straight-line method, over the applicable vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expense to be recognized in future periods. Share options granted to employees with market conditions attached are measured at fair value on the grant date and are recognized as the compensation costs over the estimated requisite service period, regardless of whether the market condition has been met.

A change in any of the terms or conditions of share options is accounted for as a modification of stock options. The Group calculates the incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Group recognizes incremental compensation cost in the period the modification occurred. For unvested options, the Group recognizes, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potentially dilutive shares are excluded from the computation if their effect is anti-dilutive.

Comprehensive loss

Comprehensive loss is comprised of the Group’s net loss and other comprehensive income (loss). The components of other comprehensive income (loss) consist solely of foreign currency translation adjustments.

Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalent, prepayment for vehicle purchase and other receivable due from noncontrolling shareholders. The Group places its cash and cash equivalent with financial institutions with high-credit ratings and quality.

The Group’s operations are carried out in the PRC. Accordingly, our business, financial condition, and results of operations may be influenced by the political, economic, and legal environment in the PRC, and by the general state of the economy of the PRC. Our operations in the PRC are subject to specific considerations and significant risks not typically associated with companies in North America. The Group’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things. Financial instruments which potentially subject us to concentrations of credit risk consist principally of cash and cash equivalent. All of our cash is maintained with state-owned banks, commercial banks or third-party service provider certified by the People’s bank of China, such as Alipay, within the PRC. Per PRC regulations, the maximum insured bank deposit amount is RMB500 (approximately $70) for each financial institution. The Group’s total unprotected cash held in bank amounted to approximately $39 as of December 31, 2025. The Group has not experienced any losses in such accounts and believes the Group is not exposed to any risks on our cash held in bank accounts.

With regard to the prepayment for purchase of used car, the Group regularly monitor and performs inspection and counting on these noncontrolling shareholders’ cars inventory to ensure the prepayments are recoverable. Regarding the other receivable due from these noncontrolling shareholders, the Group has arrangement to hold the Group’s ordinary shares issued to these parties to ensure the repayment of majority of the balances.

There were no customers that accounted for 10% or more of total revenues for the years ended December 31, 2025, 2024 and 2023. No supplier that accounted for 10% or more of total purchase for the years ended December 31, 2025, 2024 and 2023 or 10% or more of prepaid expenses and other current assets balance as of December 31, 2025 and 2024.

Segment reporting

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources, and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group’s CODM reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment. As the Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenue is derived from within the PRC, no geographical segments are presented.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Recently issued accounting pronouncements

On December 17, 2025, the FASB issued ASU 2025 - 12, which is to correct, clarify, and otherwise improve U.S. GAAP. ASU 2025 - 12 includes 33 improvements that span a wide range of topics, including Clarifying diluted earnings per share (EPS) calculation when a loss from continuing operations exists, Clarifying disclosure requirements for lease receivables from sales - type or direct financing leases, Revising the calculation of the reference amount for beneficial interests to prevent double counting credit losses, Clarifying the permissible methods to account for treasury stock retirements, and Clarifying the guidance for transfers of receivables from contracts with customers. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. If an entity adopts the amendments in this Update in an interim period, it must adopt them as of the beginning of the annual reporting period that includes that interim reporting period. An entity may elect to early adopt the amendments on an issue - by - issue basis. For example, an entity may decide to early adopt certain amendments and adopt the remaining amendments at the effective date. An entity should apply the amendments in this Update (except for the amendments to Topic 260, Earnings Per Share, related to Issue 4) using one of the following transition methods: (i) Prospectively to all transactions recognized on or after the date that the entity first applies the amendments, or (ii) Retrospectively to the beginning of the earliest comparative period presented. An entity should adjust the opening balance of retained earnings (or other appropriate components of equity or net assets in the statement of financial position) as of the beginning of the earliest comparative period presented. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On December 8, 2025, the FASB issued ASU 2025 - 11, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides “interim financial statements and notes in accordance with GAAP.” The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must “disclose events since the end of the last annual reporting period that have a material impact on the entity.” For public business entities, the amendments in ASU 2025 - 11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. For all other entities, the amendments in ASU 2025 - 11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2028. Early adoption is permitted for all entities. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

On July 30, 2025, the FASB issued ASU 2025 - 05, which amends ASC 326 - 20 to provide a practical expedient for all entities which elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses, and an accounting policy election for all entities, other than a public business entity, that elect the practical expedient related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under ASC 606. Under ASU 2025 - 05, an entity is required to disclose whether it has elected to use the practical expedient and, if so, whether it has also applied the accounting policy election. An entity that makes the accounting policy election is required to disclose the date through which subsequent cash collections are evaluated. ASU 2025 - 05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, with early adoption permitted. Entities should apply the new guidance prospectively. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In January 2025, the FASB issued ASU 2025 - 01, “Income Statement - Comprehensive Income - Expense Disaggregation Disclosure (Subtopic 220 - 40): Clarifying the Effective Date.” This pronouncement revises the effective date of ASU 2024 - 03 and clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Entities within the ASU’s scope are permitted to early adopt the accounting standard update. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Recently issued accounting pronouncements (cont.)

In November 2024, the FASB issued ASU 2024 - 03, “Income Statement - Reporting Comprehensive Income (Subtopic 220 - 40): Disaggregation of Income Statement Expenses.” This pronouncement introduces new disclosure requirements aimed at enhancing transparency in financial reporting by requiring disaggregation of specific income statement expense captions. Under the new guidance, entities are required to disclose a breakdown of certain expense categories, such as: employee compensation; depreciation; amortization, and other material components. The disaggregated information can be presented either on the face of the income statement or in the notes to the financial statements, often using a tabular format. The ASU is effective for fiscal years beginning after December 15, 2025, and interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating these new disclosure requirements and does not expect the adoption to have a material impact.

In March 2024, the FASB issued ASU 2024 - 02, “Codification Improvements - Amendments to Remove References to the Concept Statements” (“ASU 2024 - 02”). ASU 2024 - 02 contains amendments to the FASB Accounting Standards Codification that remove references to various FASB Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior Statements to provide guidance in certain topical areas. ASU 2024 - 02 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the potential impact of adopting this guidance on financial statements requirements and does not expect the adoption to have a material impact.

In December 2023, the FASB issued ASU 2023-09, which is an update to Topic 740, Income Taxes. The amendments in this update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (the “SEC”) Regulation S-X 210.4-08(h), Rules of General Application — General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this update should be applied on a prospective basis. Retrospective application is permitted. The Group does not plan to early adopt ASU 2023-09 and is evaluating the impact of adoption of ASU 2023-09 on the consolidated financial statements.

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements — Codification Amendments in Response to SEC’s Disclosure Update and Simplification Initiative which amend the disclosure or presentation requirements of codification subtopic 230-10 Statement of Cash Flows — Overall, 250-10 Accounting Changes and Error Corrections — Overall, 260-10 Earnings Per Share — Overall, 270-10 Interim Reporting — Overall, 440-10 Commitments — Overall, 470-10 Debt — Overall, 505-10 Equity — Overall, 815-10 Derivatives and Hedging — Overall, 860-30 Transfers and Servicing — Secured Borrowing and Collateral, 932-235 Extractive Activities — Oil and Gas — Notes to Financial Statements, 946-20 Financial Services — Investment Companies — Investment Company Activities, and 974-10 Real Estate — Real Estate Investment Trusts — Overall. The amendments represent changes to clarify or improve disclosure and presentation requirements of the above subtopics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the codification with the SEC’s regulations. For entities subject to existing SEC disclosure requirements or those that must provide financial statements to the SEC for securities purposes without contractual transfer restrictions, the effective date aligns with the date when the SEC removes the related disclosure from Regulation S-X or Regulation S-K. Early adoption is not allowed. For all other entities, the amendments will be effective two years later from the date of the SEC’s removal.

The Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of income and comprehensive income and unaudited condensed consolidated statements of cash flows.